Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Ordinary Shares	Additional paid- in capital	Treasury shares	Other reserves	Accumulated Deficit	Accumulated other comprehensive Loss	Total
Balances at Mar. 31, 2023	$ 3,105	$ 33,064,033		$ 16,373,396	$ (40,245,874)	$ (244,713)	$ 8,596,131
Balances (in Shares) at Mar. 31, 2023	31,048,371		(353,816)
Net income (loss) for the period					(3,856,955)		(3,856,955)
Issuance of share purchase warrants				3,787,938			3,787,938
Equity-settled share-based payment under share award scheme				753,685			753,685
Ordinary shares issued under employee plans	$ 165	753,520		(753,685)
Ordinary shares issued under employee plans (in Shares)	1,650,000
Shares issued on private placement	$ 112	1,124,887					1,124,999
Shares issued on private placement (in Shares)	1,125,000
Share repurchases							(82,127)
Share repurchases (in Shares)			(82,127)
Foreign operation – foreign currency translation differences						91,873	91,873
Balances at Sep. 30, 2023	$ 3,382	34,942,440		20,161,334	(44,102,829)	(152,840)	10,415,544
Balances (in Shares) at Sep. 30, 2023	33,823,371		(435,943)
Balances at Mar. 31, 2024	$ 3,725	38,655,794		22,832,647	(43,925,283)	(279,765)	16,851,175
Balances (in Shares) at Mar. 31, 2024	37,248,371		(435,943)
Net income (loss) for the period					6,044,921		6,044,921
Issuance of share purchase warrants				1,367,119			1,367,119
Ordinary shares issued under employee plans	$ 112	982,256					982,368
Ordinary shares issued under employee plans (in Shares)	1,125,000
Foreign operation – foreign currency translation differences						75,327	75,327
Balances at Sep. 30, 2024	$ 3,837	$ 39,638,050		$ 24,199,766	$ (37,880,362)	$ (204,438)	$ 25,320,910
Balances (in Shares) at Sep. 30, 2024	38,373,371		(435,943)